Distribution Date:	09/17/21	COMM 2012-CCRE4 Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	17		David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22	Controlling Class Rep.	MP Securitized Credit Partners, L.P.
Modified Loan Detail	23		-
Historical Liquidated Loan Detail	24		, | ,
		Trustee	U.S. Bank National Association
Historical Bond / Collateral Loss Reconciliation Detail	25
			General Contact	(312) 332-7457
Interest Shortfall Detail - Collateral Level	26
			190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12624QAN3	0.704000%	59,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12624QAP8	1.801000%	148,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12624QAQ6	2.436000%	70,571,000.00	24,025,289.24	135,203.10	48,771.34	0.00	0.00	183,974.44	23,890,086.14	33.58%	30.00%
A-3	12624QAR4	2.853000%	499,354,000.00	496,322,768.34	0.00	1,180,007.38	0.00	0.00	1,180,007.38	496,322,768.34	33.58%	30.00%
A-M	12624QAT0	3.251000%	111,100,000.00	111,100,000.00	0.00	300,988.42	0.00	0.00	300,988.42	111,100,000.00	19.40%	20.00%
B	12624QBA0	3.703000%	65,271,000.00	65,271,000.00	0.00	201,415.43	0.00	0.00	201,415.43	65,271,000.00	11.07%	14.13%
C	12624QAC7	4.442000%	38,885,000.00	38,885,000.00	0.00	143,939.31	0.00	0.00	143,939.31	38,885,000.00	6.10%	10.63%
D	12624QAE3	4.746889%	45,829,000.00	45,829,000.00	0.00	96,385.85	0.00	0.00	96,385.85	45,829,000.00	0.25%	6.50%
E*	12624QAG8	4.746889%	19,442,000.00	2,966,511.52	0.00	0.00	0.00	1,000,000.00	0.00	1,966,511.52	0.00%	4.75%
F	12624QAJ2	4.746889%	18,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.13%
G	12624QAL7	4.746889%	34,719,345.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12624QAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624QAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624QAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,111,000,345.00	784,399,569.10	135,203.10	1,971,507.73	0.00	1,000,000.00	2,106,710.83	783,264,366.00

Notional Certificates
X-A	12624QAS2	1.839729%	888,800,000.00	631,448,057.58	0.00	968,077.79	0.00	0.00	968,077.79	631,312,854.48
X-B	12624QAA1	0.767995%	104,156,000.00	104,156,000.00	0.00	66,659.42	0.00	0.00	66,659.42	104,156,000.00
Notional SubTotal			992,956,000.00	735,604,057.58	0.00	1,034,737.21	0.00	0.00	1,034,737.21	735,468,854.48

Deal Distribution Total					135,203.10	3,006,244.94	0.00	1,000,000.00	3,141,448.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12624QAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12624QAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12624QAQ6	340.44138867	1.91584504	0.69109606	0.00000000	0.00000000	0.00000000	0.00000000	2.60694109	338.52554364
A-3	12624QAR4	993.92969384	0.00000000	2.36306784	0.00000000	0.00000000	0.00000000	0.00000000	2.36306784	993.92969384
A-M	12624QAT0	1,000.00000000	0.00000000	2.70916670	0.00000000	0.00000000	0.00000000	0.00000000	2.70916670	1,000.00000000
B	12624QBA0	1,000.00000000	0.00000000	3.08583337	0.00000000	0.00000000	0.00000000	0.00000000	3.08583337	1,000.00000000
C	12624QAC7	1,000.00000000	0.00000000	3.70166671	0.00000000	0.00000000	0.00000000	0.00000000	3.70166671	1,000.00000000
D	12624QAE3	1,000.00000000	0.00000000	2.10316284	1.85257806	6.10692705	0.00000000	0.00000000	2.10316284	1,000.00000000
E	12624QAG8	152.58263142	0.00000000	0.00000000	0.60357731	32.80068769	0.00000000	51.43503755	0.00000000	101.14759387
F	12624QAJ2	0.00000000	0.00000000	0.00000000	0.00000000	91.21027418	0.00000000	0.00000000	0.00000000	0.00000000
G	12624QAL7	0.00000000	0.00000000	0.00000000	0.00000000	139.31587102	0.00000000	0.00000000	0.00000000	0.00000000
V	12624QAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624QAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624QAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12624QAS2	710.45010979	0.00000000	1.08919643	0.00000000	0.00000000	0.00000000	0.00000000	1.08919643	710.29799109
X-B	12624QAA1	1,000.00000000	0.00000000	0.63999597	0.00000000	0.00000000	0.00000000	0.00000000	0.63999597	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	48,771.34	0.00	48,771.34	0.00	0.00	0.00	48,771.34	0.00
A-3	08/01/21 - 08/30/21	30	0.00	1,180,007.38	0.00	1,180,007.38	0.00	0.00	0.00	1,180,007.38	0.00
X-A	08/01/21 - 08/30/21	30	0.00	968,077.79	0.00	968,077.79	0.00	0.00	0.00	968,077.79	0.00
X-B	08/01/21 - 08/30/21	30	0.00	66,659.42	0.00	66,659.42	0.00	0.00	0.00	66,659.42	0.00
A-M	08/01/21 - 08/30/21	30	0.00	300,988.42	0.00	300,988.42	0.00	0.00	0.00	300,988.42	0.00
B	08/01/21 - 08/30/21	30	0.00	201,415.43	0.00	201,415.43	0.00	0.00	0.00	201,415.43	0.00
C	08/01/21 - 08/30/21	30	0.00	143,939.31	0.00	143,939.31	0.00	0.00	0.00	143,939.31	0.00
D	08/01/21 - 08/30/21	30	194,972.56	181,287.65	0.00	181,287.65	84,901.80	0.00	0.00	96,385.85	279,874.36
E	08/01/21 - 08/30/21	30	625,976.22	11,734.75	0.00	11,734.75	11,734.75	0.00	0.00	0.00	637,710.97
F	N/A	N/A	1,646,710.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,646,710.29
G	N/A	N/A	4,836,955.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,836,955.79
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,304,614.86	3,102,881.49	0.00	3,102,881.49	96,636.55	0.00	0.00	3,006,244.94	7,401,251.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,141,448.04
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,144,489.88	Master Servicing Fee	36,832.42
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,431.64
Interest Adjustments	0.00	Trustee Fee	303.95
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	2,040.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,144,489.88	Total Fees	41,608.40

Principal		Expenses/Reimbursements
Scheduled Principal	1,135,203.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	89,428.65
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,207.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	1,000,000.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,135,203.10	Total Expenses/Reimbursements	1,096,636.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,006,244.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	135,203.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,141,448.04
Total Funds Collected	4,279,692.98	Total Funds Distributed	4,279,692.99

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	784,399,569.10	784,399,569.10	Beginning Certificate Balance	784,399,569.10
(-) Scheduled Principal Collections	1,135,203.10	1,135,203.10	(-) Principal Distributions	135,203.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	1,000,000.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	783,264,366.00	783,264,366.00	Certificate Other Adjustments**	1,000,000.00
Beginning Actual Collateral Balance	785,201,924.63	785,201,924.63	Ending Certificate Balance	783,264,366.00
Ending Actual Collateral Balance	784,138,620.32	784,138,620.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	188,300,031.73	24.04%	12	4.7339	NAP	Defeased	13	188,300,031.73	24.04%	12	4.7339	NAP
	9,999,999 or less	10	63,914,321.75	8.16%	13	4.7886	2.101516	1.29 or less	2	69,293,213.55	8.85%	12	4.8291	0.709425
10,000,000 to 24,999,999		5	98,726,232.80	12.60%	13	4.6937	2.336104	1.30 to 1.34	2	122,784,306.00	15.68%	12	4.6313	1.329764
25,000,000 to 39,999,999		6	187,323,779.72	23.92%	13	4.7610	1.582088	1.35 to 1.39	1	10,575,973.57	1.35%	13	4.7100	1.363800
40,000,000 to 54,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.49	2	56,614,146.98	7.23%	13	5.0020	1.460695
55,000,000 to 69,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.59	2	14,042,058.05	1.79%	13	4.7392	1.536473
	70,000,000 or greater	2	245,000,000.00	31.28%	13	4.4633	1.476382	1.60 to 1.69	3	158,935,339.14	20.29%	13	4.4397	1.620733
	Totals	36	783,264,366.00	100.00%	13	4.6551	1.697734	1.70 to 1.79	1	2,301,518.97	0.29%	13	4.9405	1.788100
								1.80 to 1.99	2	30,270,460.01	3.86%	12	5.0995	1.901327
								2.00 or greater	8	130,147,318.00	16.62%	13	4.4612	2.863213
								Totals	36	783,264,366.00	100.00%	13	4.6551	1.697734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	26	188,300,031.73	24.04%	12	4.7339	NAP	South Dakota	2	4,641,421.44	0.59%	13	4.9400	0.712800
Alabama	2	1,715,902.00	0.22%	13	4.4750	2.677100	Tennessee	2	2,224,138.00	0.28%	13	4.4750	2.692900
Arizona	1	6,326,241.52	0.81%	14	4.8260	1.540100	Texas	29	58,681,542.80	7.49%	13	4.8143	1.773960
Arkansas	2	1,233,427.00	0.16%	13	4.4750	2.677100	Utah	1	646,133.00	0.08%	13	4.4750	2.677100
California	2	34,510,525.30	4.41%	14	4.6993	2.686521	Virginia	3	7,453,202.69	0.95%	13	4.7797	1.859077
Florida	13	44,025,095.97	5.62%	13	4.9033	1.728344	Washington	1	22,637,710.01	2.89%	12	4.9600	1.483500
Georgia	4	28,618,392.17	3.65%	13	4.3741	3.170937	Wisconsin	1	970,289.00	0.12%	13	4.4750	2.677100
Idaho	1	973,194.00	0.12%	13	4.4750	2.677100	Totals	137	783,264,366.00	100.00%	13	4.6551	1.697734
Illinois	2	4,259,186.73	0.54%	13	4.9400	0.712800
									Property Type³
Indiana	3	1,533,919.00	0.20%	13	4.4750	2.692900
Iowa	2	4,410,748.82	0.56%	13	4.8533	1.082007		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	6	4,641,400.00	0.59%	13	4.4750	2.689013		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	18,057,183.51	2.31%	13	4.8944	1.464684	Defeased	26	188,300,031.73	24.04%	12	4.7339	NAP
Massachusetts	2	34,631,979.37	4.42%	11	4.7017	0.775359	Industrial	3	9,756,905.30	1.25%	13	4.8600	1.641700
Michigan	4	10,443,504.78	1.33%	13	4.8607	1.318794	Lodging	12	66,002,178.13	8.43%	13	4.9712	1.078528
Minnesota	1	4,142,176.11	0.53%	13	4.9400	0.712800	Mixed Use	3	145,561,498.87	18.58%	13	4.3984	1.618281
Missouri	4	4,121,283.00	0.53%	13	4.4750	2.685460	Office	7	81,524,902.39	10.41%	13	4.8186	1.962377
Nevada	1	875,826.00	0.11%	13	4.4750	2.677100	Other	1	4,675,000.00	0.60%	14	4.5095	3.074200
New Mexico	3	1,947,866.00	0.25%	13	4.4750	2.692900	Retail	85	287,443,849.58	36.70%	12	4.6100	1.829612
New York	4	254,379,815.10	32.48%	13	4.4756	1.500195	Totals	137	783,264,366.00	100.00%	13	4.6551	1.697734
North Carolina	1	1,890,692.17	0.24%	13	4.8600	1.641700
Ohio	8	15,144,923.63	1.93%	13	4.7512	1.992276
Oklahoma	1	2,784,306.00	0.36%	12	4.9050	1.328200
Pennsylvania	2	9,147,362.72	1.17%	14	4.3486	2.932414
South Carolina	1	7,894,946.44	1.01%	13	4.5955	2.476100

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	188,300,031.73	24.04%	12	4.7339	NAP	Defeased	13	188,300,031.73	24.04%	12	4.7339	NAP
	4.2499% or less	1	5,895,060.95	0.75%	14	4.0665	3.644500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	5	227,827,614.51	29.09%	13	4.3679	2.198468	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	184,271,691.91	23.53%	12	4.6429	1.320512	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	11	176,969,966.90	22.59%	13	4.9735	1.454137	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	783,264,366.00	100.00%	13	4.6551	1.697734	49 months or greater	23	594,964,334.27	75.96%	13	4.6302	1.719478
								Totals	36	783,264,366.00	100.00%	13	4.6551	1.697734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	188,300,031.73	24.04%	12	4.7339	NAP	Defeased	13	188,300,031.73	24.04%	12	4.7339	NAP
	60 months or less	23	594,964,334.27	75.96%	13	4.6302	1.719478	Interest Only	6	331,800,000.00	42.36%	13	4.4683	1.821766
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	783,264,366.00	100.00%	13	4.6551	1.697734	116 months or greater	17	263,164,334.27	33.60%	13	4.8343	1.590512
								Totals	36	783,264,366.00	100.00%	13	4.6551	1.697734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	188,300,031.73	24.04%	12	4.7339	NAP	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	65 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	592,662,815.30	75.67%	13	4.6290	1.719211	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	2,301,518.97	0.29%	13	4.9405	1.788100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	783,264,366.00	100.00%	13	4.6551	1.697734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	482110005	MU	New York	NY	Actual/360	4.30825%	463,708.33	0.00	0.00	N/A	10/06/22	--	125,000,000.00	125,000,000.00	09/06/21
2	540100002	RT	Victor	NY	Actual/360	4.62525%	477,916.67	0.00	0.00	N/A	09/06/22	--	120,000,000.00	120,000,000.00	09/06/21
5	540100005	OF	Concord	CA	Actual/360	4.50025%	129,424.33	86,516.59	0.00	N/A	10/06/22	--	33,399,827.86	33,313,311.27	09/06/21
6	540100006	OF	Concord	CA	Actual/360	4.50025%	66,461.14	44,427.44	0.00	N/A	10/06/22	--	17,151,263.05	17,106,835.61	09/06/21
7	540100007	LO	Various	Various	Actual/360	4.94025%	153,129.09	114,176.74	0.00	N/A	10/06/22	--	35,997,434.92	35,883,258.18	09/06/21
8	540100008	OF	Miami	FL	Actual/360	5.03025%	147,462.61	68,673.35	0.00	N/A	10/06/22	--	34,045,110.32	33,976,436.97	09/06/21
9	482110006	RT	North Attleboro	MA	Actual/360	4.71025%	135,796.82	71,898.79	0.00	N/A	08/11/22	--	33,481,854.16	33,409,955.37	09/11/20
12	540100012	Various Various		Various	Actual/360	4.86025%	111,065.97	84,931.24	0.00	N/A	10/01/22	--	26,539,060.44	26,454,129.20	09/01/21
13	540100013	OF	Bloomfield	NJ	Actual/360	4.95125%	115,724.02	55,101.88	0.00	N/A	07/06/22	--	27,143,847.74	27,088,745.86	09/06/21
14	540100014	SS	Various	Various	Actual/360	4.65025%	107,082.13	52,765.28	0.00	N/A	09/01/22	--	26,742,674.41	26,689,909.13	09/01/21
15	656100055	RT	Various	Various	Actual/360	4.47525%	112,367.30	0.00	0.00	10/06/22	04/30/27	--	29,160,012.00	29,160,012.00	09/06/21
16	540100016	LO	Seattle	WA	Actual/360	4.96025%	96,997.58	72,440.63	0.00	N/A	09/01/22	--	22,710,150.64	22,637,710.01	09/01/21
17	656100056	RT	Various	Various	Actual/360	4.47525%	109,592.70	0.00	0.00	10/06/22	04/30/27	--	28,439,988.00	28,439,988.00	09/06/21
18	656100048	RT	Various	TX	Actual/360	5.05025%	88,490.74	64,261.05	0.00	N/A	09/06/22	--	20,349,195.76	20,284,934.71	09/06/21
19	540100019	IN	Various	Various	Actual/360	4.54525%	81,849.68	45,483.53	0.00	N/A	08/06/22	--	20,915,664.66	20,870,181.13	09/06/21
20	656100051	RT	Buford	GA	Actual/360	4.28025%	76,473.68	46,950.76	0.00	N/A	10/06/22	--	20,749,565.27	20,702,614.51	09/06/21
21	540100021	OF	Beverly Hills	CA	Actual/360	4.49525%	94,939.34	0.00	0.00	N/A	11/06/22	--	24,525,000.00	24,525,000.00	09/06/21
22	540100022	OF	San Francisco	CA	Actual/360	4.92025%	71,808.32	34,574.97	0.00	N/A	11/06/22	--	16,949,249.46	16,914,674.49	09/06/21
23	407000109	LO	Midland	TX	Actual/360	4.96725%	49,901.86	61,980.94	0.00	N/A	09/06/22	--	11,667,113.45	11,605,132.51	09/06/21
26	407000102	LO	Los Angeles	CA	Actual/360	4.87025%	44,269.96	21,839.34	0.00	N/A	10/06/22	07/06/22	10,557,607.72	10,535,768.38	09/06/21
27	540100027	MU	Baltimore	MD	Actual/360	4.71025%	42,972.81	19,335.87	0.00	N/A	10/06/22	--	10,595,309.44	10,575,973.57	09/06/21
28	540100028	MU	Hemet	CA	Actual/360	5.20025%	44,800.92	19,642.73	0.00	N/A	10/06/22	--	10,005,168.03	9,985,525.30	09/06/21
30	540100030	RT	Webster	NY	Actual/360	4.81825%	36,812.96	18,391.20	0.00	N/A	11/06/22	--	8,873,087.30	8,854,696.10	09/06/21
32	540100032	RT	Hanahan	SC	Actual/360	4.59625%	31,345.45	26,100.22	0.00	N/A	10/06/22	--	7,921,046.66	7,894,946.44	09/06/21
33	656100053	LO	Waldorf	MD	Actual/360	5.15525%	33,312.43	23,233.32	0.00	N/A	10/06/22	--	7,504,443.26	7,481,209.94	09/06/21
34	540100034	RT	Burleson	TX	Actual/360	4.66825%	31,076.51	15,298.77	0.00	N/A	10/06/22	--	7,731,115.30	7,715,816.53	09/06/21
35	540100035	RT	Various	Various	Actual/360	5.20025%	32,360.95	14,468.13	0.00	N/A	07/06/22	--	7,227,010.52	7,212,542.39	09/06/21
39	407000101	OF	Austin	TX	Actual/360	4.71225%	26,268.18	13,722.49	0.00	N/A	07/06/22	--	6,473,893.74	6,460,171.25	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
40	540100040	OF	Surprise	AZ	Actual/360	4.82625%	26,344.64	13,123.22	0.00	N/A	11/06/22	--	6,339,364.74	6,326,241.52	09/06/21
41	407000103	RT	Nazareth	PA	Actual/360	4.06625%	20,690.82	13,719.06	0.00	N/A	11/06/22	--	5,908,780.01	5,895,060.95	09/06/21
43	540100043	RT	Chicago	IL	Actual/360	4.80025%	19,075.25	9,650.18	0.00	N/A	10/01/22	--	4,614,978.78	4,605,328.60	09/01/21
44	540100044	98	Cumming	GA	Actual/360	4.51025%	18,153.87	0.00	0.00	N/A	11/06/22	--	4,675,000.00	4,675,000.00	09/06/21
45	540100045	RT	San Bernardino	CA	Actual/360	5.32825%	14,817.47	6,210.97	0.00	N/A	08/06/22	--	3,229,615.24	3,223,404.27	09/06/21
46	407000098	RT	Ardmore	OK	Actual/360	4.90525%	11,784.45	5,739.56	0.00	09/06/22	10/06/22	--	2,790,045.56	2,784,306.00	09/06/21
47	540100047	MF	San Antonio	TX	Actual/360	4.50625%	10,399.43	5,826.86	0.00	N/A	09/06/22	--	2,679,853.70	2,674,026.84	09/06/21
48	407000100	RT	Milford	OH	Actual/360	4.94125%	9,811.47	4,717.99	0.00	N/A	10/06/22	--	2,306,236.96	2,301,518.97	09/06/21
Totals							3,144,489.88	1,135,203.10	0.00				784,399,569.10	783,264,366.00
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,324,935.14	7,434,027.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	14,450,177.35	6,621,099.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1,945,605.12	2,817,735.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,428,680.75	2,058,134.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,185,601.00	1,433,621.00	01/01/21	03/31/21	09/13/21	22,300,534.96	379,109.18	116,996.93	2,099,496.31	0.00	0.00
12	4,664,014.75	2,132,085.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,557,420.68	1,818,137.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	38,827.03	0.00
16	2,969,561.88	3,426,666.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,452,523.82	1,762,821.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	355.95	0.00
18	3,682,368.32	1,842,203.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	4,671,134.00	2,654,272.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,424,530.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,158,185.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,586,871.72	796,830.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,441,534.15	738,668.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,026,928.00	1,753,762.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,057,805.00	1,209,081.48	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	903,970.81	455,379.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	802,709.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,595,969.00	815,741.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	655,319.15	327,659.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	284,004.00	142,002.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	313,949.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	71,583,798.78	40,239,929.22				22,300,534.96	379,109.18	116,996.93	2,099,496.31	39,182.98	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	33,409,955.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.655149%	4.589685%	13
08/17/21	0	0.00	0	0.00	1	33,481,854.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.655364%	4.589931%	14
07/16/21	0	0.00	0	0.00	1	33,553,462.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.655578%	4.590176%	15
06/17/21	0	0.00	0	0.00	1	33,629,163.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.655801%	4.590432%	16
05/17/21	0	0.00	0	0.00	1	33,700,176.97	0	0.00	1	0.00	0	0.00	0	0.00	1	0.00	4.656011%	4.590673%	17
04/16/21	0	0.00	0	0.00	1	33,775,304.51	0	0.00	1	62,162,267.38	0	0.00	0	0.00	0	0.00	4.648473%	4.567781%	13
03/17/21	0	0.00	0	0.00	1	33,845,727.49	0	0.00	1	62,162,267.38	0	0.00	0	0.00	0	0.00	4.648675%	4.568031%	14
02/18/21	0	0.00	0	0.00	1	33,929,129.39	0	0.00	1	62,162,267.38	0	0.00	0	0.00	0	0.00	4.648909%	4.568320%	15
01/15/21	0	0.00	0	0.00	1	33,998,931.00	0	0.00	1	62,162,267.38	0	0.00	0	0.00	0	0.00	4.649108%	4.568567%	16
12/17/20	0	0.00	0	0.00	1	34,068,450.65	0	0.00	1	62,290,262.85	0	0.00	0	0.00	0	0.00	4.649291%	4.568768%	17
11/18/20	0	0.00	0	0.00	1	34,142,138.37	0	0.00	1	62,425,617.90	0	0.00	0	0.00	0	0.00	4.649483%	4.568978%	18
10/19/20	0	0.00	0	0.00	1	34,211,079.54	0	0.00	1	62,552,585.57	0	0.00	0	0.00	0	0.00	4.649663%	4.569176%	19
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	482110006 09/11/20		11	6	116,996.93	2,099,496.31	0.00	34,284,209.64	06/29/20	13
Totals					116,996.93	2,099,496.31	0.00	34,284,209.64

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		312,692,482	279,282,526	33,409,955		0
13 - 24 Months		412,971,884	412,971,884	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		57,600,000	57,600,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	783,264,366	749,854,411	0	0	33,409,955	0
Aug-21	784,399,569	750,917,715	0	0	33,481,854	0
Jul-21	785,530,096	751,976,633	0	0	33,553,463	0
Jun-21	786,716,277	753,087,113	0	0	33,629,164	0
May-21	787,837,260	754,137,083	0	0	33,700,177	0
Apr-21	851,176,510	755,238,938	0	0	33,775,305	62,162,267
Mar-21	852,288,027	756,280,032	0	0	33,845,727	62,162,267
Feb-21	853,577,774	757,486,377	0	0	33,929,129	62,162,267
Jan-21	854,679,400	758,518,201	0	0	33,998,931	62,162,267
Dec-20	855,904,483	759,545,770	0	0	34,068,451	62,290,263
Nov-20	857,193,789	760,626,032	0	0	34,142,138	62,425,618
Oct-20	858,408,572	761,644,907	0	0	34,211,080	62,552,586
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	482110006	33,409,955.37	34,284,209.64	42,000,000.00	08/06/21	1,264,513.00	0.70580	03/31/21	08/11/22	250
Totals		33,409,955.37	34,284,209.64	42,000,000.00		1,264,513.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	482110006	RT	MA	06/29/20	13

Subject is A-1 $75MM and the pari-passu A-2 $40MM piece is in COMM 2012-CCRE4. The Loan transferred to SS July 7, 2020 for monetary default as a result of the COVID-19 pandemic. Collateral is a Class C enclosed regional mall located in Attleboro, MA wit h 3 unowned anchors. The mall was shuttered March 18, 2020 through June 10, 2020 with tenants requesting relief. Collections have been severely impacted and a Receiver was appointed in November 2020. SS is evaluating options to maximize recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	540100007	37,585,183.80	4.94003%	37,585,183.80 4.94003%		10	06/05/20	06/06/20	08/11/20
26	407000102	10,927,785.00	4.86953%	10,907,497.88 4.86953%		10	08/12/20	08/12/20	--
Totals		48,512,968.80		48,492,681.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	540100003	05/17/21	62,162,267.38	28,200,000.00	401,879.63	12,850,182.71	401,879.63	(12,448,303.08)	62,162,267.38	0.00	0.00	62,162,267.38	85.15%
25	407000108	02/15/19	9,971,294.11	13,300,000.00	14,465,632.85	948,322.44	14,465,632.85	13,517,310.41	0.00	0.00	416,727.98	(416,727.98)	3.20%
36	540100036	12/17/14	2,314,396.73	4,400,000.00	2,652,322.80	368,787.75	2,652,322.80	2,283,535.05	30,861.68	0.00	0.00	30,861.68	1.08%
37	540100037	12/17/14	2,151,982.72	4,060,000.00	2,468,048.44	344,797.29	2,468,048.44	2,123,251.15	28,731.57	0.00	0.00	28,731.57	1.08%
38	540100038	12/17/14	1,601,445.17	4,530,000.00	1,892,703.39	318,231.46	1,892,703.39	1,574,471.93	26,973.24	0.00	0.00	26,973.24	1.07%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			78,201,386.11	54,490,000.00	21,880,587.11	14,830,321.65	21,880,587.11	7,050,265.46	62,248,833.87	0.00	416,727.98	61,832,105.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/15/19	0.00	86,566.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	540100003	05/17/21	0.00	0.00	62,162,267.38	0.00	0.00	62,162,267.38	0.00	4,000,000.00	66,162,267.38
25	407000108	05/15/20	0.00	0.00	(416,727.98)	0.00	(1,395.84)	0.00	0.00	0.00	0.00
		11/18/19	0.00	0.00	(416,727.98)	0.00	36,792.82	0.00	0.00	0.00
		10/18/19	0.00	0.00	(416,727.98)	0.00	(36,792.82)	0.00	0.00	0.00
		02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	540100036	12/17/14	0.00	0.00	30,861.68	0.00	0.00	30,861.68	0.00	0.00	30,861.68
37	540100037	12/17/14	0.00	0.00	28,731.57	0.00	0.00	28,731.57	0.00	0.00	28,731.57
38	540100038	12/17/14	0.00	0.00	26,973.24	0.00	0.00	26,973.24	0.00	0.00	26,973.24
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	86,566.10	61,832,105.89	0.00	(1,395.84)	62,248,833.87	0.00	4,000,000.00	66,248,833.87

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	7,207.90	0.00	0.00	89,428.65	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,207.90	0.00	0.00	89,428.65	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		96,636.55

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27